IMPAIRMENTS (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IMPAIRMENTS
Total impairments		R (3,041.4)	R (4,411.0)	R (1,381.1)
Property, plant and equipment member
IMPAIRMENTS
Total impairments		(2,603.3)	(4,303.4)	(1,171.7)
Goodwill
IMPAIRMENTS
Total impairments	R (99.1)	(436.3)	(99.1)	(201.3)
Loan to equity-accounted investee
IMPAIRMENTS
Total impairments		R (1.8)	R (8.5)	R (8.1)